Supplement to the
Fidelity® Fund
August 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Avery (lead portfolio manager) has managed the fund since February 2002.

Jean Park (co-manager) has managed the fund since April 2017.

It is expected that Mr. Avery will transition off the fund effective as of the close of business on June 30, 2017. At that time, Ms. Park will assume sole responsibility for managing the fund.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Avery is lead portfolio manager of the fund, which he has managed since February 2002. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Jean Park is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

It is expected that Mr. Avery will transition off the fund effective as of the close of business on June 30, 2017. At that time, Ms. Park will assume sole responsibility for managing the fund.

FID-17-01 1.712065.120	April 7, 2017

Supplement to the
Fidelity® Fund
Class K
August 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Avery (lead portfolio manager) has managed the fund since February 2002.

Jean Park (co-manager) has managed the fund since April 2017.

It is expected that Mr. Avery will transition off the fund effective as of the close of business on June 30, 2017. At that time, Ms. Park will assume sole responsibility for managing the fund.

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Buying Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Avery is lead portfolio manager of the fund, which he has managed since February 2002. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Jean Park is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

It is expected that Mr. Avery will transition off the fund effective as of the close of business on June 30, 2017. At that time, Ms. Park will assume sole responsibility for managing the fund.

FID-K-17-01 1.900379.108	April 7, 2017